Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2019
Critical Accounting Estimates And Judgments
Critical Accounting Estimates and Judgments

4	Critical accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgments, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgments in order to ensure that the consolidated financial statements are presented fairly and in accordance with IFRS. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

(a)	Critical accounting estimates and assumptions

Critical accounting estimates and assumptions are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.

The following discusses the most significant accounting estimates and assumptions that the Company has made in the preparation of the consolidated financial statements.

Going concern assessment

Management has evaluated whether material uncertainty exists relating to events or conditions that may cast substantial doubt about the Company’s ability to continue as a going concern and has made critical judgements as described in note 1.

Accounting for the Macrilen™ License Agreement

See the performance obligations further described in note 6 - Licensing arrangements.

Fair value of the warrant liability and stock options

Determining the fair value of the warrant liability and stock options requires judgment related to the selection of the most appropriate pricing model, the estimation of stock price volatility and the expected term of the underlying instruments. Any changes in the estimates or inputs utilized to determine fair value could result in a significant impact on the Company’s future operating results, liabilities or other components of shareholders’ equity. Fair value assumptions used are described in note 17 - Warrant liability and 19 - Share and other capital.

Impairment of goodwill

The annual impairment assessment related to goodwill requires management to estimate the recoverable amount, which has been determined using fair value less cost of disposal. The Company has one reportable segment, and management monitors goodwill based on an overall entity basis. The carrying amount of its consolidated net deficit is compared to its overall market capitalization. Based on this calculation, and given the Company has a net deficit, management determined that goodwill was not impaired. Future events could cause the assumptions utilized in the impairment tests to change, resulting in a potentially adverse effect on the Company’s future results due to increased impairment charges.

Employee future benefits

The determination of expenses and obligations associated with employee future benefits requires the use of assumptions, such as the discount rate to measure obligations, the projected age of employees upon retirement, the expected rate of future compensation and estimated employee turnover. Because the determination of the cost and obligations associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results that are estimated based on the aforementioned assumptions. Additional information is included in note 18 - Employee future benefits.

Income taxes

The estimation of income taxes includes evaluating the recoverability of deferred tax assets based on an assessment of Group entities’ ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions. Management assesses whether it is probable that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income, which in turn is dependent upon the successful commercialization of the Company’s products. To the extent that management’s assessment of any Group entity’s ability to utilize future tax deductions changes, the Company would be required to recognize more or fewer deferred tax assets, and future income tax provisions or recoveries could be affected. Additional information is included in note 22 - Income taxes.